UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

803 W. Michigan Street

Milwaukee, WI 53233

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

803 West Michigan Street

Milwaukee, WI 53233

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Item 1. Schedule of Investments.

Advisory Research All Cap Value Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2012 (Unaudited)

Number
of Shares		Value

	COMMON STOCKS – 97.6%
	CONSUMER DISCRETIONARY – 13.1%
26,330	Comcast Corp. - Class A	$857,041
13,095	Core-Mark Holding Co., Inc.	632,358
21,260	Foot Locker, Inc.	702,005
10,105	McDonald's Corp.	902,983
35,430	Staples, Inc.	451,378
12,970	Target Corp.	786,630
7,520	Vail Resorts, Inc.	373,293
		4,705,688

	CONSUMER STAPLES – 12.3%
6,450	Casey's General Stores, Inc.	383,324
8,120	JM Smucker Co.	623,616
14,080	PepsiCo, Inc.	1,024,038
14,437	Seneca Foods Corp. - Class A*	356,305
19,650	Unilever PLC - ADR	703,667
17,410	Wal-Mart Stores, Inc.	1,295,826
		4,386,776

	ENERGY – 8.7%
10,150	Chevron Corp.	1,112,237
22,870	Denbury Resources, Inc.*	345,794
8,555	Pioneer Natural Resources Co.	758,230
9,360	Range Resources Corp.	585,936
3,705	SEACOR Holdings, Inc.*	314,740
		3,116,937

	FINANCIALS – 18.1%
12,210	American Express Co.	704,639
13,000	Berkshire Hathaway, Inc. - Class B*	1,102,920
11,800	Comerica, Inc.	356,478
22,720	CommonWealth REIT	414,413
9,420	Enstar Group Ltd.*	880,582
29,730	JPMorgan Chase & Co.	1,070,280
27,100	Leucadia National Corp.	587,528
23,080	Plum Creek Timber Co., Inc. - REIT	936,817
35,600	Symetra Financial Corp.	414,028
		6,467,685

	HEALTH CARE – 14.0%
6,560	Analogic Corp.	419,971
7,970	Becton, Dickinson and Co.	603,409
6,210	Humana, Inc.	382,536

Advisory Research All Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2012 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
14,050	Johnson & Johnson	$972,541
17,330	Medtronic, Inc.	683,148
18,500	Merck & Co., Inc.	817,145
13,860	St. Jude Medical, Inc.	517,810
11,945	UnitedHealth Group, Inc.	610,270
		5,006,830

	INDUSTRIALS – 17.3%
25,450	Apogee Enterprises, Inc.	412,036
8,040	Atlas Air Worldwide Holdings, Inc.*	364,694
10,530	Caterpillar, Inc.	886,731
17,420	Emerson Electric Co.	832,154
11,770	GATX Corp.	495,164
11,130	Northrop Grumman Corp.	736,806
8,000	Oshkosh Corp.*	180,160
14,590	Raytheon Co.	809,453
38,140	Spirit Aerosystems Holdings, Inc. - Class A*	896,290
7,900	United Technologies Corp.	588,076
		6,201,564

	INFORMATION TECHNOLOGY – 10.1%
19,200	Avnet, Inc.*	604,800
3,305	International Business Machines Corp.	647,714
34,170	Microsoft Corp.	1,006,990
14,740	Motorola Solutions, Inc.	712,532
11,660	Plexus Corp.*	334,875
18,440	Western Union Co.	321,409
		3,628,320

	MATERIALS – 2.1%
4,450	Air Products & Chemicals, Inc.	357,913
9,560	Cabot Corp.	372,840
		730,753

	TELECOMMUNICATION SERVICES – 1.9%
23,890	Vodafone Group PLC - ADR	686,837
	TOTAL COMMON STOCKS
	(Cost $31,356,693)	34,931,390

	SHORT-TERM INVESTMENTS – 3.4%
1,234,419	Fidelity Institutional Money Market Fund, 0.18%[1]	1,234,419
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,234,419)	1,234,419

Advisory Research All Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2012 (Unaudited)

TOTAL INVESTMENTS – 101.0%
(Cost $32,591,112)	$36,165,809
Liabilities in Excess of Other Assets – (1.0)%	(346,729)
TOTAL NET ASSETS – 100.0%	$35,819,080

ADR – American Depositary Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Schedule of Investments.

Advisory Research International All Cap Value Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2012 (Unaudited)

Number
of Shares		Value

	COMMON STOCKS – 94.9%
	AUSTRALIA – 2.8%
9,383	Australian Agricultural Co., Ltd.*	$10,855
2,890	Crown Ltd.	25,563
		36,418

	BELGIUM – 1.8%
920	NV Bekaert S.A.	23,726

	BERMUDA – 2.2%
4,252	Catlin Group Ltd.	28,820

	BRAZIL – 1.8%
3,092	Banco Santander Brasil S.A. - ADR	23,592

	CANADA – 0.5%
2,089	Genesis Land Development Corp.*	6,728

	DENMARK – 1.5%
786	D/S Norden	19,246

	FRANCE – 9.9%
396	Cie Generale des Etablissements Michelin - Class B	26,907
1,150	GDF Suez	25,662
663	Nexans S.A.	28,908
370	Sanofi	30,188
458	Vallourec S.A.	18,962
		130,627

	GERMANY – 4.9%
2,322	Deutsche Telekom A.G.	26,173
400	Hochtief A.G.*	18,980
420	Krones A.G.	19,612
		64,765

	HONG KONG – 6.3%
101,000	Emperor International Holdings	20,574
82,000	Fook Woo Group Holdings Ltd.*1	4,346
208,056	Golden Meditech Holdings Ltd.*	23,025
2,000	Guoco Group Ltd.	16,729
6,000	Yue Yuen Industrial Holdings Ltd.	18,115
		82,789

	IRELAND – 2.4%
12,910	Beazley PLC	32,015

Advisory Research International All Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2012 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	ITALY – 1.5%
4,146	Buzzi Unicem S.p.A.	$19,921

	JAPAN – 20.6%
2,500	Bank of Yokohama Ltd.	11,323
200	Hirose Electric Co., Ltd.	19,083
500	Hogy Medical Co., Ltd.	24,193
900	Hokuto Corp.	17,606
500	Japan Petroleum Exploration Co.	18,744
1,700	Kansai Paint Co., Ltd.	17,744
1,700	Namco Bandai Holdings, Inc.	24,415
400	Ono Pharmaceutical Co., Ltd.	25,250
700	Secom Co., Ltd.	32,385
2,600	Star Micronics Co., Ltd.	24,222
200	Tokyo Electron Ltd.	9,408
800	Toyota Industries Corp.	21,284
50	USS Co., Ltd.	5,381
1,000	Yamatake Corp.	20,227
		271,265

	LUXEMBOURG – 3.2%
1,719	APERAM	23,566
1,123	ArcelorMittal - ADR	17,856
		41,422

	NETHERLANDS – 4.1%
1,700	Koninklijke Ahold N.V.	20,697
405	Koninklijke DSM N.V.	19,935
250	Wereldhave N.V. - REIT	13,124
		53,756
	NORWAY – 2.3%
475	Aker ASA - A Shares	13,276
1,462	Cermaq ASA*	17,311
		30,587

	PANAMA – 2.0%
1,266	Banco Latinoamericano de Comercio Exterior S.A. - Class E	25,725

	SINGAPORE – 1.5%
31,515	Ascendas India Trust - REIT	19,579

	SOUTH KOREA – 3.8%
606	Mirae Asset Securities Co., Ltd.	15,706
67	NongShim Co., Ltd.	13,058

Advisory Research International All Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2012 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
700	Samsung Card Co.	$20,602
		49,366

	SWEDEN – 1.9%
1,902	Industrivarden A.B. - C Shares	25,519

	SWITZERLAND – 4.7%
1,460	GAM Holding A.G.	16,094
310	Holcim Ltd.*	18,243
459	Novartis A.G.	26,952
		61,289

	UNITED KINGDOM – 15.2%
3,738	BAE Systems PLC	18,040
2,978	HSBC Holdings PLC	24,878
3,421	Investec PLC	20,157
3,571	J Sainsbury PLC	18,060
1,109	Unilever PLC - ADR	39,713
8,944	Vodafone Group PLC	25,596
803	Whitbread PLC	26,826
6,063	WM Morrison Supermarkets PLC	26,323
		199,593

	TOTAL COMMON STOCKS
	(Cost $1,414,784)	1,246,748

	SHORT-TERM INVESTMENTS – 1.7%
22,793	Fidelity Institutional Money Market Fund, 0.18%[2]	22,793
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $22,793)	22,793

	TOTAL INVESTMENTS – 96.6%
	(Cost $1,437,577)	1,269,541
	Other Assets in Excess of Liabilities – 3.4%	44,949
	TOTAL NET ASSETS – 100.0%	$1,314,490

ADR – American Depositary Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.

[1]	Fair valued under the direction of the Board of Trustees. The aggregate value of such investments is 0.3% of net assets.

[2]	The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Schedule of Investments.

Advisory Research International Small Cap Value Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2012 (Unaudited)

Number
of Shares		Value

	COMMON STOCKS – 94.5%
	AUSTRALIA – 2.9%
348,837	Australian Agricultural Co., Ltd.*	$403,580
78,657	Crown Ltd.	695,743
210,120	Tassal Group Ltd.	279,021
		1,378,344

	AUSTRIA – 2.0%
21,677	AMAG Austria Metall A.G.[1]	481,767
37,686	EVN A.G.	466,649
		948,416

	BELGIUM – 2.0%
36,103	NV Bekaert S.A.	931,067

	BERMUDA – 2.3%
158,942	Catlin Group Ltd.	1,077,323

	CANADA – 1.4%
7,000	Genesis Land Development Corp.*	22,546
193,671	Genesis Land Development Corp. *2	623,779
		646,325

	DENMARK – 1.8%
34,900	D/S Norden	854,539

	FRANCE – 4.9%
24,975	Nexans S.A.	1,088,954
3,274	Societe BIC S.A.	331,877
22,319	Vallourec S.A.	924,039
		2,344,870

	GERMANY – 4.0%
14,287	Hochtief A.G.*	677,911
18,342	Jungheinrich A.G.	481,590
15,843	Krones A.G.	739,787
		1,899,288

	HONG KONG – 6.3%
1,750,000	Emperor Entertainment Hotel Ltd.	316,502
2,741,083	Emperor International Holdings	558,347
1,710,000	Fook Woo Group Holdings Ltd.*3	90,630
4,834,000	Golden Meditech Holdings Ltd.*	534,971
69,000	Guoco Group Ltd.	577,160

Advisory Research International Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2012 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	HONG KONG (Continued)
304,000	Yue Yuen Industrial Holdings Ltd.	$917,821
		2,995,431

	IRELAND – 2.5%
488,576	Beazley PLC	1,211,597

	ITALY – 2.4%
84,768	Buzzi Unicem S.p.A.[4]	407,309
14,884	Buzzi Unicem S.p.A.[4]	149,171
53,263	Danieli & C Officine Meccaniche S.p.A.	578,426
		1,134,906

	JAPAN – 25.6%
33,750	Arcs Co., Ltd.	741,191
5,100	Bank of Okinawa Ltd.	215,663
96,250	Chugoku Marine Paints Ltd.	470,192
34,900	Cosel Co., Ltd.	460,064
25,300	Doshisha Co., Ltd.	732,094
7,100	Hirose Electric Co., Ltd.	677,436
16,000	Hogy Medical Co., Ltd.	774,195
35,700	Hokuto Corp.	698,376
15,500	Japan Petroleum Exploration Co.	581,067
56,400	Kansai Paint Co., Ltd.	588,699
28,400	Maruichi Steel Tube Ltd.	551,602
62,000	Namco Bandai Holdings, Inc.	890,417
9,300	Ono Pharmaceutical Co., Ltd.	587,058
29,965	Ryosan Co., Ltd.	553,952
3,700	Seven Bank Ltd.	9,231
20,200	SHO-BOND Holdings Co., Ltd.	599,845
55,500	Star Micronics Co., Ltd.	517,054
70,700	Suruga Bank Ltd.	746,427
7,800	Tokyo Electron Ltd.	366,912
22,800	Tokyo Ohka Kogyo Co., Ltd.	480,026
900	USS Co., Ltd.	96,855
40,600	Yamatake Corp.	821,203
		12,159,559

	LUXEMBOURG – 1.8%
61,957	APERAM	849,380

	NETHERLANDS – 3.2%
19,805	Koninklijke DSM N.V.	974,852

Advisory Research International Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2012 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS (Continued)
10,548	Wereldhave N.V. - REIT	$553,707
		1,528,559

	NORWAY – 3.2%
26,021	Aker ASA - A Shares	727,248
67,222	Cermaq ASA*	795,967
		1,523,215

	PANAMA – 2.0%
47,043	Banco Latinoamericano de Comercio Exterior S.A. - Class E	955,914

	PUERTO RICO – 0.8%
34,886	Oriental Financial Group, Inc.	362,117

	SINGAPORE – 2.9%
967,000	Ascendas India Trust - REIT	600,762
35,149	China Yuchai International Ltd.	447,798
1,502,000	Gallant Venture Ltd.*	336,031
		1,384,591

	SOUTH KOREA – 5.6%
63,700	Daekyo Co., Ltd.	319,168
28,140	Mirae Asset Securities Co., Ltd.	729,322
3,694	NongShim Co., Ltd.	719,912
23,540	Samsung Card Co.	692,822
3,767	Sindoh Co., Ltd.	219,441
		2,680,665

	SWEDEN – 1.7%
61,990	Industrivarden A.B. - C Shares	831,701

	SWITZERLAND – 6.0%
60,057	GAM Holding A.G.*	662,036
12,188	Pargesa Holding S.A.	733,933
5,716	Swiss Life Holding A.G.	545,308
6,403	Valiant Holding	556,088
15,704	Vontobel Holding A.G.	345,205
		2,842,570

	UNITED KINGDOM – 8.6%
249,055	Colt Group S.A.*	437,141
138,289	Investec PLC	814,813
145,000	J Sainsbury PLC	733,321
23,905	N Brown Group PLC	98,533
32,226	Whitbread PLC	1,076,576

Advisory Research International Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2012 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
207,500	WM Morrison Supermarkets PLC	$900,895
		4,061,279

	UNITED STATES – 0.6%
34,100	Sims Metal Management Ltd.	295,123
	TOTAL COMMON STOCKS
	(Cost $46,687,264)	44,896,779

	SHORT-TERM INVESTMENTS – 4.2%
1,991,597	Fidelity Institutional Money Market Fund, 0.18%[5]	1,991,597
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,991,597)	1,991,597

	TOTAL INVESTMENTS – 98.7%
	(Cost $48,678,861)	46,888,376
	Other Assets in Excess of Liabilities – 1.3%	602,676
	TOTAL NET ASSETS – 100.0%	$47,491,052

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.
[2]	Denoted investment in Genesis Land Development Corp. is a Canadian security traded in the U.S.

[3]	Fair valued under the direction of the Board of Trustees. The aggregate value of such investments is 0.2% of net assets.

[4]	Buzzi Unicem S.p.A. has multiple classes of shares.

[5]	The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Global Value Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2012 (Unaudited)

Number
of Shares		Value

	COMMON STOCKS – 98.3%
	AUSTRALIA – 1.7%
76,717	Australian Agricultural Co., Ltd.*	$88,756
12,010	Crown Ltd.	106,232
		194,988

	BELGIUM – 0.8%
3,400	NV Bekaert S.A.	87,683

	BERMUDA – 1.2%
19,246	Catlin Group Ltd.	130,451

	BRAZIL – 0.8%
11,646	Banco Santander Brasil S.A. - ADR	88,859

	CANADA – 0.9%
30,880	Genesis Land Development Corp.*	99,459

	FRANCE – 7.1%
2,838	Cie Generale des Etablissements Michelin - Class B	192,833
5,753	Nexans S.A.	250,841
2,351	Sanofi	191,813
3,800	Vallourec S.A.	157,325
		792,812

	GERMANY – 2.0%
12,109	Deutsche Telekom A.G.	136,493
1,761	Hochtief A.G.*	83,558
		220,051

	HONG KONG – 3.4%
600,000	Emperor International Holdings	122,217
1,121,644	Golden Meditech Holdings Ltd.*	124,131
46,500	Yue Yuen Industrial Holdings Ltd.	140,390
		386,738

	IRELAND – 1.6%
73,745	Beazley PLC	182,877

	JAPAN – 7.8%
6,100	Arcs Co., Ltd.	133,964
4,500	Secom Co., Ltd.	208,190
47,000	Seven Bank Ltd.	117,264
6,000	Toyota Industries Corp.	159,632
1,390	USS Co., Ltd.	149,587

Advisory Research Global Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2012 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
5,300	Yamatake Corp.	$107,201
		875,838

	LUXEMBOURG – 1.4%
5,652	APERAM	77,484
4,675	ArcelorMittal - ADR	74,333
		151,817

	NETHERLANDS – 2.0%
2,499	Koninklijke DSM N.V.	123,007
1,924	Wereldhave N.V. - REIT	100,999
		224,006

	NORWAY – 0.8%
3,361	Aker ASA - A Shares	93,935

	PANAMA – 1.3%
7,246	Banco Latinoamericano de Comercio Exterior S.A. - Class E	147,239

	SOUTH KOREA – 2.5%
4,900	Mirae Asset Securities Co., Ltd.	126,996
5,200	Samsung Card Co.	153,045
		280,041

	SWEDEN – 1.2%
10,291	Industrivarden A.B. - C Shares	138,071

	SWITZERLAND – 3.4%
8,500	GAM Holding A.G.	93,700
2,837	Holcim Ltd.*	166,952
2,010	Novartis A.G.	118,025
		378,677

	UNITED KINGDOM – 6.6%
6,781	Unilever PLC - ADR	242,828
72,488	Vodafone Group PLC	207,445
5,372	Whitbread PLC	179,463
25,351	WM Morrison Supermarkets PLC	110,065
		739,801

	UNITED STATES – 51.8%
1,390	Air Products & Chemicals, Inc.	111,798
2,410	Alexander & Baldwin, Inc.	77,216

Advisory Research Global Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2012 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
1,400	Amerco, Inc.	$130,760
5,045	Avnet, Inc.*	158,917
1,257	Berkshire Hathaway, Inc. - Class B*	106,644
3,600	Cabot Corp.	140,400
1,960	Caterpillar, Inc.	165,052
1,695	Chevron Corp.	185,738
4,455	CIT Group, Inc.*	162,697
7,300	Comerica, Inc.	220,533
5,892	Core-Mark Holding Co., Inc.	284,525
2,025	Deltic Timber Corp.	125,165
3,780	Discover Financial Services	135,929
2,800	Emerson Electric Co.	133,756
5,032	Foot Locker, Inc.	166,157
5,103	GATX Corp.	214,683
2,800	Hyatt Hotels Corp. - Class A*	99,540
4,800	Intrepid Potash, Inc.*	112,032
2,146	Johnson & Johnson	148,546
5,940	JPMorgan Chase & Co.	213,840
3,088	Kaiser Aluminum Corp.	168,420
3,669	Leucadia National Corp.	79,544
1,900	McDonald's Corp.	169,784
5,388	Microsoft Corp.	158,784
10,152	Molex, Inc. - Class A	209,943
4,308	Motorola Solutions, Inc.	208,249
2,500	Pioneer Natural Resources Co.	221,575
3,852	Plum Creek Timber Co., Inc. - REIT	156,353
2,432	Range Resources Corp.	152,243
3,318	Raymond James Financial, Inc.	111,551
12,773	Resolute Energy Corp.*	110,742
1,700	SEACOR Holdings, Inc.*	144,415
10,935	Spirit Aerosystems Holdings, Inc. - Class A*	256,972
7,144	Trinity Industries, Inc.	200,032
2,250	Vail Resorts, Inc.	111,690
3,521	Wal-Mart Stores, Inc.	262,068
		5,816,293

	TOTAL COMMON STOCKS
	(Cost $10,964,716)	11,029,636

	SHORT-TERM INVESTMENTS – 4.4%
494,258	Fidelity Institutional Money Market Fund, 0.18%[1]	494,258
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $494,258)	494,258

Advisory Research Global Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2012 (Unaudited)

TOTAL INVESTMENTS – 102.7%
(Cost $11,458,974)	$11,523,894
Liabilities in Excess of Other Assets – (2.7)%	(301,287)
TOTAL NET ASSETS – 100.0%	$11,222,607

ADR – American Depositary Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Funds

NOTES TO SCHEDULE OF INVESTMENTS

July 31, 2012 (Unaudited)

Note 1 – Organization

Advisory Research All Cap Value Fund (the “All Cap Value Fund”), Advisory Research International All Cap Value Fund (the “International All Cap Value Fund”), Advisory Research International Small Cap Value Fund (the “International Small Cap Value Fund”) and Advisory Research Global Value Fund (the “Global Value Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds’ primary investment objective is to provide long-term capital appreciation. The All Cap Value Fund commenced investment operations on November 16, 2009, the International All Cap Value Fund commenced investment operations on May 2, 2011, the International Small Cap Value Fund commenced investment operations on March 31, 2010 and the Global Value Fund commenced investment operations on July 30, 2010.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to foreign securities held by the Fund upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when the Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV.

A Fund’s assets generally are valued at their market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Funds calculate the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

Advisory Research Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

July 31, 2012 (Unaudited)

(b) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes

At July 31, 2012, gross unrealized appreciation and depreciation on investments and foreign currency owned by the Funds, based on cost for federal income tax purposes were as follows:

		International	International
	All Cap	All Cap	Small Cap	Global Value
	Value Fund	Value Fund	Value Fund	Fund

Cost of Investments	$32,591,112	$1,439,522	$48,702,384	$11,506,902

Gross Unrealized Appreciation	$4,513,133	$49,070	$3,063,059	$1,143,573
Gross Unrealized Depreciation	(938,436)	(219,051)	(4,877,067)	(1,126,581)
Unrealized Appreciation/(Depreciation) on Foreign Currency	-	(77)	(22,311)	(874)
Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Translations	$3,574,697	$(170,058)	$(1,836,319)	$16,118

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Advisory Research Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

July 31, 2012 (Unaudited)

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad levels as described below:

  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

  Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

  Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In addition, the Funds have adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards. Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

Advisory Research Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

July 31, 2012 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2012, in valuing the Funds’ assets carried at fair value:

All Cap Value Fund
	Level 1	Level 2*	Level 3*
	(Quoted Price)	(Other Significant Observable Inputs)	(Significant Unobservable Inputs)	Total
Investments
Common Stocks[1]	$34,931,390	$-	$-	$34,931,390
Short-Term Investments	1,234,419	-	-	1,234,419
Total Investments	$36,165,809	$-	$-	$36,165,809

1 All common stocks held in the All Cap Value Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

* The Fund did not hold any Level 2 or Level 3 securities at period end.

There were no transfers between Levels at period end.

International All Cap Value Fund

	Level 1	Level 2*	Level 3**
	(Quoted Price)	(Other Significant Observable Inputs)	(Significant Unobservable Inputs)	Total
Investments,
Common Stocks
Consumer Discretionary	$25,563	$122,928	$-	$148,491
Consumer Staples	73,468	90,155	-	163,623
Energy	-	18,744	-	18,744
Financials	109,743	224,698	-	334,441
Health Care	57,140	72,468	-	129,608
Industrials	-	179,859	4,346	184,205
Information Technology	9,408	63,532	-	72,940
Materials	37,791	79,474	-	117,265
Telecommunication Services	51,769	-	-	51,769
Utilities	-	25,662	-	25,662
Total Common Stocks	364,882	877,520	4,346	1,246,748
Short-Term Investments	22,793	-	-	22,793
Total Investments, at Value	$387,675	$877,520	$4,346	$1,269,541

Advisory Research Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

July 31, 2012 (Unaudited)

International Small Cap Value Fund

	(Quoted Price)	(Other Significant Observable Inputs)	(Significant Unobservable Inputs)	Total
Investments
Common Stocks
Consumer Discretionary	$794,276	$4,349,433	$-	$5,143,709
Consumer Staples	719,912	4,552,351	-	5,272,263
Energy	-	581,067	-	581,067
Financials	3,041,679	11,111,370	-	14,153,049
Health Care	-	1,896,224	-	1,896,224
Industrials	447,798	8,004,130	90,630	8,542,558
Information Technology	366,912	2,789,086	-	3,155,998
Materials	974,852	4,273,269	-	5,248,121
Telecommunication Services	-	437,141	-	437,141
Utilities	-	466,649	-	466,649
Total Common Stocks	6,345,429	38,460,720	90,630	44,896,779
Short-Term Investments	1,991,597	-	-	1,991,597
Total Investments	$8,337,026	$38,460,720	$90,630	$46,888,376

* In accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities, as measured by the S&P 500 Index. In this circumstance, $877,520 and $38,460,720 of investment securities from International All Cap Value and International Small Cap Value Fund, respectively, were classified as Level 2 instead of Level 1.

** The International All Cap Value and International Small Cap Value Funds each held one Level 3 security as of July 31, 2012, the value of such security was $4,346 and $90,630 for the International All Cap Value and International Small Cap Value Fund, respectively. The security classified as Level 3 was halted and the Advisor has applied an increasing percentage discount to the last available price for the security as a fair value price for the security.

There were no transfers between Levels at period end.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	International All Cap Value Fund	International Small Cap Value Fund
Beginning balance October 31, 2011	$-	$-
Transfers into Level 3 during the period	4,346	90,630
Transfers out of Level 3 during the period	-	-
Total realized gain/(loss)	-	-
Total unrealized appreciation/(depreciation)	-	-
Purchases	-	-
Sales	-	-
Ending balance July 31, 2012	$4,346	$90,630

Advisory Research Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

July 31, 2012 (Unaudited)

Global Value Fund
	Level 1	Level 2*	Level 3**
	(Quoted Price)	(Other Significant Observable Inputs)	(Significant Unobservable Inputs)	Total
Investments
Common Stocks
Consumer Discretionary	$937,928	$821,905	$-	$1,759,833
Consumer Staples	504,896	332,785	-	837,681
Energy	814,713	-	-	814,713
Financials	1,730,315	1,129,104	-	2,859,419
Health Care	458,384	124,131	-	582,515
Industrials	1,101,255	787,597	-	1,888,852
Information Technology	735,893	107,201	-	843,094
Materials	855,155	244,436	-	1,099,591
Telecommunication Services	343,938	-	-	343,938
Total Common Stocks	7,482,477	3,547,159	-	11,029,636
Short-Term Investments	494,258	-	-	494,258
Total Investments	$7,976,735	$3,547,159	$-	$11,523,894

* In accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities, as measured by the S&P 500 Index. In this circumstance, $3,547,159 of investment securities from the Global Value Fund was classified as Level 2 instead of Level 1.

** The Fund did not hold any Level 3 securities at period end.

There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Advisory Research Funds, a series of Investment Managers Series Trust
By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	9/25/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	9/25/12

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	9/25/12

* Print the name and title of each signing officer under his or her signature.